9 CAPITAL STOCK: Schedule of Activity in Finder's Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Activity in Finder's Warrants
Finder’s Warrants	Number of Shares	Average Exercise Price C$
Outstanding, December 31, 2016 and 2017	-	-

Issued	1,177,000	0.10

Outstanding, December 31, 2018	1,177,000	-